FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF VALUATION HIERARCHY FINANCIAL ASSETS AND LIABILITIES

Consistent with the valuation hierarchy contained in ASC Topic 820, we categorized certain of our financial assets and liabilities as follows:

	December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets

Investment in unconsolidated entities, net	$178,727	$-	-	178,727
Investment in marketable securities	4,251,225	4,251,225
Total assets	$4,429,952	$4,251,225	$-	$178,727
Liabilities

Convertible notes payable	$12,109,091	$-	$12,109,091	$-
Total liabilities	$12,109,091	$-	$12,109,091	$-

	March 31, 2022
	Total	Level 1	Level 2	Level 3
Assets

Investment in unconsolidated entities, net	$5,063,940	$-	$-	$5,063,940
Total assets	$5,063,940	$-	$-	$5,063,940
Liabilities

Convertible notes payable	$5,840,000	$-	$5,790,000	$50,000
Total liabilities	$5,840,000	$-	$5,790,000	$50,000

Consistent with the valuation hierarchy contained in ASC 820, we categorized certain of our financial assets and liabilities as follows:

	As of March 31, 2022
	Total	Level 1		Level 2		Level 3
Assets
Investment in unconsolidated entities	$5,063,940	$		$		$5,063,940
Total assets	$5,063,940	$		$		$5,063,940
Liabilities
Convertible notes payable	$5,840,000		$-		$5,790,000	$50,000
Total liabilities	$5,840,000		$-		$5,790,000	$50,000

	As of March 31, 2021
	Total	Level 1	Level 2	Level 3
Assets
Notes receivable	$94,600	$-	$-	$94,600
Total assets	$94,600	$-	$-	$94,600
Liabilities
Notes Payable	$1,040,400	$-	$-	$1,040,400
Convertible notes payable	134,393	-	-	134,393
Total liabilities	$1,174,793	$-	$-	$1,174,793